SUBSEQUENT EVENTS (Details)				1 Months Ended				9 Months Ended	12 Months Ended
	Nov. 07, 2019 shares	Mar. 06, 2019 USD ($)	Dec. 02, 2018	May 31, 2019 shares	Apr. 30, 2019 shares	Dec. 31, 2018 USD ($) ft²	Dec. 17, 2018	Jun. 30, 2019 USD ($) ft²	Sep. 30, 2018 USD ($) ft²	Dec. 14, 2018 USD ($) Installments Days
Subsequent Event [Line Items]
Accrued interest		$ 1,770
Loan amount								$ 24,092
Debt issuance cost								$ 11,475
Area of leased facility | ft²						1,700		1,700	1,000
Lease term						3 years		3 years
Percentage of annual increases of base rent						4.00%
Monthly rental cost						$ 3,630		$ 3,630	$ 1,500
Lease expiration date			Nov. 30, 2021			Nov. 30, 2021			Nov. 30, 2018
Subsequent Event [Member]
Subsequent Event [Line Items]
Forward split	1000 for 17,819,548
Shares owns by Cleartronic | shares	17,819,548
CEO [Member]
Subsequent Event [Line Items]
Common stock issued | shares					6,000,000
Thomas Mahoney [Member]
Subsequent Event [Line Items]
Common stock issued | shares				50,000
Three Sub Leassors [Member]
Subsequent Event [Line Items]
Area of leased facility | ft²						1,000
Monthly rental cost						$ 1,500
WebBank [Member]
Subsequent Event [Line Items]
Loan amount										$ 59,751
Debt issuance cost										$ 15,491
Number of installments | Installments										308
Amount paid in installments										$ 194
Number of paid days | Days										432
Notes Receivable [Member]
Subsequent Event [Line Items]
Interest rate							35.00%
Maturity date							Feb. 10, 2019
Accrued interest		$ 1,770